Vessels, Net - Additions of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 13, 2018
Property, Plant and Equipment [Line Items]
Cash consideration	$ 5,563	$ 0
Merger Agreement with Navios Midstream
Property, Plant and Equipment [Line Items]
Fair value of vessels acquired			$ 234,000
Merger Agreement with Navios Midstream | Measurement Input, Discount Rate
Property, Plant and Equipment [Line Items]
Weighted average cost of capital	9.10%